Private Placement (Details)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Sponsor [Member]
Private Placement (Details) [Line Items]
Purchase of warrants (in Shares) | shares	5,166,667
Warrant price per share	$ 1.50
Aggregate purchase price (in Dollars) | $	$ 7,750,000
Common Class A [Member]
Private Placement (Details) [Line Items]
Common stock price per share	$ 11.50